UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2013

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one.):  [  ] is a restatement.

                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KERN Cobalt Co-Invest Partners AP LP
Address:  c/o KERN Partners Ltd.
          Centennial Place East, 3110-520 3rd Avenue SW
          Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-14216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Jeff van Steenbergen
Title:   Director
Phone:   (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen
___________________________

Calgary, Alberta, Canada

April 26, 2013

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            1

Form 13F Information Table Value Total:        $649,722
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number          Name

1       28-14215                      KERN Partners Ltd.
2       28-14217                      KERN Energy Partners Management III Ltd.

			FORM 13F INFORMATION TABLE


COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5

                                         VALUE      SHRS OR     SH/   PUT/
NAME OF ISSUER   TITLE OF    CUSIP      (X$1000)    PRN AMT     PRN   CALL
                 CLASS
COBALT INTL
ENERGY INC       COM         19075F106   649,722    23,039,795  SH





COLUMN 6          COLUMN 7     COLUMN 8

INVESTMENT        OTHER        VOTING AUTHORITY
DISCRETION        MANAGER      SOLE   SHARED      NONE

OTHER             1,2          0      23,039,795   0